IMPAIRMENT OF ASSETS - Key assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Key assumptions for determining the recoverable amount
Budget and forecast period	5 years
Maturity period for an United States treasury bond	20 years
Median historical capital structure term	5 years
Cash flow forecasts for license and spectrum payments term	5 years
Russia
Key assumptions for determining the recoverable amount
Discount rate	9.30%	10.10%	9.10%
Average annual revenue growth rate during forecast period	4.60%	4.30%	1.40%
Terminal growth rate	1.60%	1.80%	1.60%
Average operating margin during the forecast period	33.10%	31.20%	34.70%
Terminal period operating margin	35.50%	35.70%	34.50%
Average CAPEX as a percentage of revenue during the forecast period	25.50%	27.90%	19.90%
Terminal period CAPEX as a percentage of revenue	21.00%	21.00%	18.50%
Algeria
Key assumptions for determining the recoverable amount
Discount rate	0.00%	11.60%	10.40%
Average annual revenue growth rate during forecast period	0.00%	4.30%	1.00%
Terminal growth rate	0.00%	1.00%	1.00%
Average operating margin during the forecast period	0.00%	39.90%	42.60%
Terminal period operating margin	0.00%	40.40%	43.10%
Average CAPEX as a percentage of revenue during the forecast period	0.00%	15.20%	12.50%
Terminal period CAPEX as a percentage of revenue	0.00%	14.00%	12.00%
Pakistan
Key assumptions for determining the recoverable amount
Discount rate	14.70%	18.20%	14.50%
Average annual revenue growth rate during forecast period	6.40%	9.70%	3.90%
Terminal growth rate	5.50%	5.80%	2.70%
Average operating margin during the forecast period	43.40%	42.00%	47.30%
Terminal period operating margin	42.00%	44.60%	47.30%
Average CAPEX as a percentage of revenue during the forecast period	22.00%	19.60%	17.20%
Terminal period CAPEX as a percentage of revenue	20.00%	18.90%	17.10%
Kazakhstan
Key assumptions for determining the recoverable amount
Discount rate	9.40%	10.30%	9.20%
Average annual revenue growth rate during forecast period	6.60%	5.30%	5.30%
Terminal growth rate	1.00%	3.10%	3.30%
Average operating margin during the forecast period	48.80%	49.50%	49.90%
Terminal period operating margin	47.00%	50.00%	50.10%
Average CAPEX as a percentage of revenue during the forecast period	19.90%	19.80%	20.00%
Terminal period CAPEX as a percentage of revenue	20.00%	19.00%	19.50%
Kyrgyzstan
Key assumptions for determining the recoverable amount
Discount rate	0.00%	0.00%	14.10%
Average annual revenue growth rate during forecast period	0.00%	0.00%	1.60%
Terminal growth rate	0.00%	0.00%	5.00%
Average operating margin during the forecast period	0.00%	0.00%	31.40%
Terminal period operating margin	0.00%	0.00%	33.00%
Average CAPEX as a percentage of revenue during the forecast period	0.00%	0.00%	26.90%
Terminal period CAPEX as a percentage of revenue	0.00%	0.00%	20.00%
Uzbekistan
Key assumptions for determining the recoverable amount
Discount rate	11.80%	13.80%	14.50%
Average annual revenue growth rate during forecast period	3.70%	3.20%	4.10%
Terminal growth rate	3.00%	5.10%	6.00%
Average operating margin during the forecast period	40.90%	34.00%	51.40%
Terminal period operating margin	34.00%	34.00%	52.40%
Average CAPEX as a percentage of revenue during the forecast period	20.20%	21.40%	19.40%
Terminal period CAPEX as a percentage of revenue	21.00%	21.00%	20.10%